Segments of Operations	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segments of Operations
Segments of Operations

GALIC manages its business as two segments: (i) Annuity and (ii) Run-off life. GALIC’s annuity business markets traditional fixed and fixed-indexed annuities in the retail, financial institutions and education markets. GALIC’s reportable segments and their components were determined based primarily upon similar economic characteristics, products and services.

The following tables (in millions) show GALIC’s assets, revenues and earnings before income taxes by segment.

	December 31,
	2015	2014	2013
Assets
Annuity	$30,055	$27,218	$24,206
Run-off life	773	794	839
Total assets	$30,828	$28,012	$25,045

	2015	2014	2013
Revenues
Annuity:
Net investment income	$1,211	$1,120	$1,017
Other income	100	94	77
Total annuity	1,311	1,214	1,094
Run-off life	45	48	52
Total revenues before realized gains (losses)	1,356	1,262	1,146
Realized gains (losses) on securities	(16)	35	68
Total revenues	$1,340	$1,297	$1,214

Earnings Before Income Taxes
Annuity	$333	$318	$320
Run-off life	2	(1)	3
Total earnings before realized gains (losses) and income taxes	335	317	323
Realized gains (losses) on securities	(16)	35	68
Total earnings before income taxes	$319	$352	$391